Earnings per Share - Schedule of Calculations of Basic and Diluted Earnings Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Calculations of basic and diluted earnings per share
Net income available to shareholders	$ 20,751	$ 22,517	$ 14,293
Average shares outstanding (in shares)	6,792,312	6,877,402	7,004,629
Basic earnings per share (in dollars per share)	$ 3.06	$ 3.27	$ 2.04
Diluted earnings per share (in dollars per share)	$ 3.06	$ 3.27	$ 2.04